INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF INCOME TAXES FROM CONTINUED OPERATIONS
For the years ended December 31, 2024, 2023 and 2022, income taxes from continued operations were as follows:

	2024	2023	2022
Current income tax expense	$5,168,497	$6,209,629	$1,044,399

Deferred income tax expense (benefit)
Temporary differences	$5,166,866	$(374,398)	$1,430,657
Change in recognition of deferred tax	(715,459)	(319,769)	(238,549)
Changes in estimates in respect to prior years	(57,844)	(534,840)	—
Deferred income tax expense (benefit)	$4,393,563	$(1,229,007)	$1,192,108
INCOME TAX EXPENSE	$9,562,060	$4,980,622	$2,236,507

SCHEDULE OF EFFECTIVE INCOME TAX EXPENSES
Reconciliations of income taxes from the Costa Rica national statutory rate of 30% to the consolidated effective income tax rate were as follows:

	2024	2023	2022

Profit (loss) before taxes	$(9,863,991)	$12,136,627	$13,677,740
Income tax expense calculated at Costa Rica statutory tax rate of 30%	(2,959,197)	3,640,988	4,103,322
Foreign rate differential	12,442,068	1,442,871	61,500
Tax attributable to exchange gain/loss	(4,248,460)	(3,048,684)	(1,882,252)
Change in unrecognized deferred tax assets	(715,459)	(648,037)	(238,549)
Withholding tax	1,111,825	2,750,903	—
Alternative minimum tax	3,020,002	1,161,583	—
Other	911,281	(319,002)	192,486
INCOME TAX EXPENSE	$9,562,060	$4,980,622	$2,236,507

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES
Details of the Company’s deferred tax assets and liabilities were as follows:

	2024	2023
Deferred tax assets
Net operating loss and tax credit carryforwards	$3,476,116	$2,428,097
Allowance for uncollectible accounts	306,974	261,877
Other accruals	566,296	480,299
Fixed assets	—	133,781
Employee benefits	183,181	209,820
Office rent liability	—	65,656
Deferred debt interest	2,129,389	741,560
Lease liability	3,926,211	—
Other	—	7,691
Total deferred tax assets	$10,588,167	$4,328,781

	2024	2023

Deferred tax liabilities:
Investment properties unrealized gain	$(47,589,206)	$(36,507,341)
Prepaid and other assets	(414,707)	(141,469)
Deferred financing costs	(2,483,797)	(3,698,940)
Right-of-use asset	—	(86,510)
Total deferred tax liabilities	$(50,487,710)	$(40,434,260)

Net deferred tax liabilities	$(39,899,543)	$(36,105,479)